Risk management - United States - SC USA (Details) - United States - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit risk
Credit risk with customers	€ 77,190	€ 91,709	€ 90,727
Credit exposure, percentage of total loans	9.00%
Santander Consumer USA Holdings Inc.
Credit risk
Credit risk with customers	€ 24,079	€ 28,590	€ 28,280
Automobile Loan | Santander Consumer USA Holdings Inc.
Credit risk
Credit risk with customers	€ 24,079
Credit exposure, percentage of total loans	31.00%
Vehicle leasing | Santander Consumer USA Holdings Inc.
Credit risk
Credit risk with customers	€ 9,439